UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant: Vanguard New Jersey Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2017—May 31, 2018

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2018
Vanguard New Jersey Tax-Exempt Funds
Vanguard New Jersey Municipal Money Market Fund
Vanguard New Jersey Long-Term Tax-Exempt Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds.

Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.
We believe there is no wiser course for any investor.

Contents
Your Fund’s Performance at a Glance.	1
CEO’s Perspective.	3
Advisor’s Report.	5
New Jersey Municipal Money Market Fund.	9
New Jersey Long-Term Tax-Exempt Fund.	24
About Your Fund’s Expenses.	59
Trustees Approve Advisory Arrangements.	61
Glossary.	63

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Nautical images have been part of Vanguard’s rich heritage since its start in 1975. For an incoming ship, a lighthouse offers a beacon and safe path to shore. You can similarly depend on Vanguard to put you first––and light the way––as you strive to meet your financial goals. Our client focus and low costs, stemming from our unique ownership structure, assure that your interests are paramount.

Your Fund’s Performance at a Glance

• For the six months ended May 31, 2018, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 0.98% for Investor Shares and 1.03% for Admiral Shares. Those results slightly exceeded the 0.95% return of the Bloomberg Barclays NJ Municipal Bond Index and trailed the average 1.32% return of the fund’s peers. Vanguard New Jersey Municipal Money Market Fund gained 0.56%; the average return of its peers was 0.44%.

• Municipal securities went through a bumpy patch as tax legislation passed in December affected both supply and demand, but investor demand for New Jersey’s new issuance was strong.

• The Long-Term Fund’s performance drivers included a modestly overweighted allocation to longer-maturity bonds and a tilt toward bonds with A and AA ratings. The fund’s sector allocations were overweighted in hospital and university offerings and underweighted in transportation.

Total Returns: Six Months Ended May 31, 2018
		Taxable-
	SEC Equivalent		Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard New Jersey Municipal Money Market
Fund	1.07%	2.13%	0.56%	0.00%	0.56%
Other States Tax-Exempt Money Market Funds
Average					0.44
Other States Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Investor Shares	3.08%	6.13%	1.76%	-0.78%	0.98%
Admiral™ Shares	3.15	6.27	1.81	-0.78	1.03
Bloomberg Barclays NJ Municipal Bond Index					0.95
New Jersey Municipal Debt Funds Average					1.32

New Jersey Municipal Debt Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

7-day SEC yield for the New Jersey Municipal Money Market Fund; 30-day SEC yield for the New Jersey Long-Term Tax-Exempt Fund.

The calculation of taxable-equivalent yield is based on the 2018 maximum federal tax rate of 40.8% (which combines 37.0%, the highest federal marginal tax bracket effective for 2018, and the 3.8% Medicare tax on investment income) and the maximum income tax rate for the state. Local taxes were not considered. This calculation also assumes that investors do not itemize deductions, including state taxes, on their federal return. Please see the prospectus dated March 28, 2018, for a detailed explanation of the methodology used in the calculation.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New Jersey Municipal Money Market Fund	0.16%	—	0.43%
New Jersey Long-Term Tax-Exempt Fund	0.19	0.09%	0.91

The fund expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the funds’ annualized expense ratios were: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2017.

Peer groups: For the New Jersey Municipal Money Market Fund, Other States Tax-Exempt Money Market Funds; for the New Jersey Long-Term Tax-Exempt Fund, New Jersey Municipal Debt Funds. In most, if not all, cases, the expense ratios for funds in the money market peer group are based on net operating expenses after reimbursement and/or fee waivers by fund sponsors. In contrast, the Vanguard money market fund’s expense ratio in the table above does not reflect expense reductions.

CEO’s Perspective

Tim Buckley
President and Chief Executive Officer

Dear Shareholder,

I feel extremely fortunate to have the chance to lead a company filled with people who come to work every day passionate about Vanguard’s core purpose: to take a stand for all investors, to treat them fairly, and to give them the best chance for investment success.

When I joined Vanguard in 1991, I found a mission-driven team focused on improving lives—helping people retire more comfortably, put their children through college, and achieve financial security. I also found a company with purpose in an industry ripe for improvement.

It was clear, even early in my career, that the cards were stacked against most investors. Hidden fees, performance-chasing, and poor advice were relentlessly eroding investors’ dreams.

We knew Vanguard could be different and, as a result, could make a real difference. We have lowered the costs of investing for our shareholders significantly. And we’re proud of the performance of our funds.

Vanguard is built for Vanguard investors—we focus solely on you, our fund shareholders. Everything we do is designed to give our clients the best chance for investment success. In my role as CEO, I’ll keep this priority front and center. We’re proud of what we’ve achieved, but we’re even more excited about what’s to come.

Steady, time-tested guidance

Our guidance for investors, as always, is to stay the course, tune out the hyperbolic headlines, and focus on your goals and what you can control, such as costs and how much you save. This time-tested advice has served our clients well over the decades.

Regardless of how the markets perform in the short term, I’m incredibly optimistic about the future for our investors. We have a dedicated team serving you, and we will never stop striving to make

Vanguard the best place for you to invest through our high-quality funds and services, advice and guidance to help you meet your financial goals, and an experience that makes you feel good about entrusting us with your hard-earned savings.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley
President and Chief Executive Officer
June 12, 2018

Market Barometer
			Total Returns
		Periods Ended May 31, 2018
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	3.33%	14.60%	12.91%
Russell 2000 Index (Small-caps)	6.47	20.76	12.18
Russell 3000 Index (Broad U.S. market)	3.57	15.06	12.85
FTSE All-World ex US Index (International)	0.36	9.62	5.84

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-1.04%	-0.37%	1.98%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	0.71	1.11	2.92
Citigroup Three-Month U.S. Treasury Bill Index	0.73	1.24	0.35

CPI
Consumer Price Index	1.99%	2.80%	1.55%

Advisor’s Report

For the six months ended May 31, 2018, Vanguard New Jersey Long-Term Tax-Exempt Fund returned 0.98% for Investor Shares and 1.03% for Admiral Shares. Those results surpassed the 0.95% return of the Bloomberg Barclays NJ Municipal Bond Index and the 0.71% return of the Bloomberg Barclays Municipal Bond Index but fell short of the 1.32% average return of peer funds.

Municipal bond yields increased across the board; prices declined most at the long end. For both Investor and Admiral Shares, the capital return was –0.78%. Return from income was 1.76% for Investor Shares and 1.81% for Admiral Shares. The Long-Term Fund’s 30-day SEC yield rose 36 basis points to 3.08% for Investor Shares and 33 basis points to 3.15% for Admiral Shares. (A basis point is one one-hundredth of a percentage point.)

Vanguard New Jersey Municipal Money Market Fund gained 0.56%, outpacing the 0.44% average return of its peers. Yields for tax-exempt money market instruments also moved higher, and the fund’s 7-day SEC yield rose 25 basis points to 1.07%.

Please note that the funds are permitted to invest in securities that can generate income distributions subject to the alternative minimum tax (AMT). At the end of the fiscal period, only the Money Market Fund owned such securities.

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	November 30,	May 31,
Maturity	2017	2018
2 years	1.57%	1.75%
5 years	1.76	1.99
10 years	2.15	2.41
30 years	2.79	2.87
Source: Vanguard

The investment environment

Macroeconomic fundamentals were sound throughout the period. The U.S. economy continued to expand amid solid business investment and consumer spending. The unemployment rate dropped to 3.8% in May, its lowest level since 2000. Job creation averaged close to 200,000 per month and reached 223,000 in May—leaving more jobs available than there were job seekers. Global growth provided an additional boost.

The Federal Reserve, acknowledging the health of the economy, moved further down the path toward monetary policy normalization. It proceeded with shrinking the $4.5 trillion balance sheet it had amassed as part of the monetary stimulus it began providing in the wake of the 2007–2009 recession. It also raised the federal funds target rate by a quarter percentage point in December under then-Chair Janet Yellen and again in March under her successor, Jerome Powell. (The Fed raised the rate another quarter-percentage point in June to a range of 1.75% to 2.00%.)

But investors abruptly began to see the glass as half-empty toward the end of January. Long-awaited signs of wage increases and higher inflation, coupled with the outlook for faster growth from tax cuts and increased government spending, raised concerns that the Fed might start raising interest rates more aggressively. Brewing trade tensions and geopolitical flare-ups added to the downbeat mood.

Market volatility spiked, stocks dropped sharply from record highs, and bond yields rose.

The U.S. muni market also had to contend with the new federal tax law enacted in late December. One significant change is that municipalities can no longer issue tax-exempt bonds to advance-refund outstanding debt. There was also concern—which proved unfounded—that the law would no longer let municipalities issue tax-exempt private activity bonds to fund public benefit projects such as hospitals and airports. With municipalities rushing to issue both advance refunding and private activity bonds ahead of the law’s passage, supply became more uneven than usual. It was more than three times higher in December than it had been a year earlier and has been lower than usual since then.

New Jersey defied the national trend, as a $3.2 billion tobacco bond issue in early April helped increase supply 18% over the 2017 level. The issue was securitized by Master Settlement Agreement payments to refund an earlier issue with expected interest savings of $250 million intended to reduce the state’s fiscal 2018 budget gap. New Jersey issued no significant general obligation or appropriation debt during the six months.

New Jersey’s credit ratings and outlook were stable for the period. Standard & Poor’s has maintained an A– rating since November 2016 and revised its outlook to stable from negative in August 2017.

Moody’s Investors Service has maintained an A3/stable rating since March 2017, and Fitch Ratings has maintained an A–/stable rating since August 2016.

New Jersey’s recovery from the fiscal crisis has lagged the U.S., and the three rating agencies have periodically issued downgrades, citing budget imbalance related to weak revenue growth and pension underfunding as well as low reserves. The budget pressure will continue to grow as annual required contributions for pension funding increase in coming years. The agencies will look for the increased funding in future budgets, in addition to new sources of revenue and/or expenditure cuts, as factors in maintaining current ratings.

A new governor took office in January and proposed $1.5 billion in additional revenue and spending for fiscal 2019. State legislators offered alternative revenue and spending measures. In June, after the close of the period covered in this report, the Legislature passed and Gov. Phil Murphy signed a compromise budget that raises taxes on multimillionaires and imposes a four-year corporate surcharge; increases spending for pensions, education, and transportation; and creates a projected surplus for fiscal 2019.

Management of the funds

We strive to add value through a diversified mix of strategies that include duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs objective and independent analyses of bonds owned by the Long-Term Fund.

The fund rose in quality as credit-spread levels were on the tighter side, resulting in a modestly overweighted allocation toward bonds with AA and A ratings. Over the six months, New Jersey bonds rated AA returned 1.29% as measured by the Bloomberg Barclays NJ Municipal Bond Index, well ahead of the 0.97% and 0.95% returns for bonds rated A and BBB, respectively.

The Money Market Fund maintained high levels of liquidity and a short weighted-average maturity. That positioning, along with our low expense ratio, helped drive the fund’s performance as rates increased. We also continued to hold variable-rate demand notes as their coupons reset periodically to reflect the prevailing interest-rate environment.

Outlook

The U.S. economy is on track to rise above its long-term potential growth rate to about 2.5% in 2018. Although the slow pace of productivity growth, an aging population, and disruptive new technologies remain long-term structural drags, the recent tax cuts and increased government spending plus solid synchronized global growth could result in a cyclical upswing.

The national unemployment rate is at its lowest level since 2000 and likely to edge even lower. Tightness in the labor market may finally be starting to translate into some upward pressure on wages. That, along with stable and broad global growth, may well lead to higher inflation—a scenario that the financial markets are now pricing in. Our long-term outlook for tepid inflation, however, is unchanged.

The Fed appears positioned to raise the federal funds rate again in 2018 and at least three times in 2019. The unwinding of its balance sheet is likely to go on according to the framework and timetable laid out by policymakers last September given the limited reaction so far from the bond market.

We may see more bouts of volatility related to shifting inflation and interest rate expectations. Muni supply and demand may also adjust further as a result of the new tax law. Other potential triggers we’ll be watching include the U.S. midterm elections, stalled or scuttled trade negotiations, and flare-ups in geopolitical tensions.

We anticipate a convergence in global monetary policy as 2018 unfolds, with central banks in developed countries adopting less accommodative stances. Some are raising rates, some plan to do so, and some are reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could well rattle the markets.

Whatever the future may bring, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group John M. Carbone, Principal, Portfolio Manager Adam M. Ferguson, CFA, Portfolio Manager Vanguard Fixed Income Group July 2, 2018

New Jersey Municipal Money Market Fund

Fund Profile
As of May 31, 2018

Financial Attributes
Ticker Symbol	VNJXX
Expense Ratio[1]	0.16%
7-Day SEC Yield	1.07%
Average Weighted
Maturity	50 days

1 The expense ratio shown is from the prospectus dated March 28, 2018, and represents estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratio was 0.16%.

New Jersey Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
		Spliced NJ
		Tax-Exempt
		Money Mkt
		Funds Avg.
Fiscal Year	Total Returns	Total Returns
2008	2.27%	1.90%
2009	0.45	0.25
2010	0.11	0.01
2011	0.06	0.00
2012	0.04	0.01
2013	0.01	0.00
2014	0.01	0.00
2015	0.01	0.01
2016	0.24	0.08
2017	0.63	0.33
2018	0.56	0.44

7-day SEC yield (5/31/2018): 1.07%
For a benchmark description, see the Glossary.
Spliced New Jersey Tax-Exempt Money Market Funds Average. Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2018, performance data reflect the six months ended May 31, 2018.

See Financial Highlights for dividend information.

New Jersey Municipal Money Market Fund

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New Jersey Municipal Money Market
Fund	2/3/1988	0.80%	0.25%	0.32%

New Jersey Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (101.1%)
New Jersey (101.1%)
Bergenfield NJ BAN	2.500%	2/28/19	9,300	9,360
Bloomfield Township NJ BAN	3.000%	4/9/19	6,865	6,933
Burlington County NJ Bridge Commission
Revenue (Lutheran Home at Moorestown
Project) VRDO	1.030%	6/7/18 LOC	2,160	2,160
Burlington County NJ GO	3.000%	5/9/19	13,165	13,298
Cherry Hill Township NJ BAN	2.500%	6/7/18	6,907	6,909
Cherry Hill Township NJ BAN	3.000%	10/16/18	10,000	10,072
1 Cherry Hill Township NJ BAN	3.000%	6/5/19	5,526	5,585
Clifton NJ BAN	2.250%	10/4/18	5,000	5,020
Cranford Township NJ BAN	3.000%	5/17/19	9,500	9,597
Delaware River & Bay Authority New Jersey
Revenue VRDO	1.020%	6/7/18 LOC	5,900	5,900
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.010%	6/7/18 LOC	30,415	30,415
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	1.050%	6/7/18 LOC	15,335	15,335
Denville Township NJ BAN	2.250%	10/10/18	3,291	3,304
East Hanover Township NJ BAN	2.000%	8/17/18	5,000	5,009
Edgewater NJ GO	2.000%	7/20/18	5,000	5,001
Essex County NJ BAN	2.500%	9/12/18	3,610	3,617
Essex County NJ Improvement Authority
Revenue (Fern Senior Housing Project) VRDO	1.070%	6/7/18 LOC	7,300	7,300
Essex County NJ Improvement Authority
Revenue (Jewish Community Center of
Metro West Inc. Project) VRDO	1.200%	6/7/18 LOC	9,615	9,615
Essex County NJ Improvement Authority
Revenue (Pooled Government Loan) VRDO	1.090%	6/7/18 LOC	17,115	17,115
Fort Lee NJ BAN	2.500%	11/9/18	1,010	1,016
Freehold NJ BAN	2.500%	11/7/18	5,056	5,075
Gloucester County NJ Pollution Control
Financing Authority Revenue (ExxonMobil
Project) VRDO	0.820%	6/1/18	25,505	25,505
Haddonfield NJ BAN	2.500%	6/22/18	5,000	5,004

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Hamilton Township NJ Mercer County Ban	3.000%	5/21/19	20,352	20,575
Hudson County NJ Improvement Authority
Pooled Revenue	3.250%	10/31/18	1,000	1,006
Hudson County NJ Improvement Authority
Pooled BAN	3.000%	6/4/19	1,600	1,618
Hudson County NJ BAN	3.000%	12/12/18	5,084	5,124
Hudson County NJ Improvement Authority
Essential Purpose Pooled Governmental Loan
Revenue VRDO	1.010%	6/7/18 LOC	15,400	15,400
2 Hudson County NJ Improvement Authority
Lease Revenue (Hudson County Vocational-
Technical Schools Project) TOB VRDO	1.100%	6/7/18	4,875	4,875
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	6/15/18	5,100	5,102
Hudson County NJ Improvement Authority
Pooled Revenue	2.250%	10/18/18	5,747	5,771
Hudson County NJ Improvement Authority
Pooled Revenue	2.500%	3/21/19	7,000	7,054
Lawrence Township NJ BAN	2.000%	7/20/18	10,000	10,011
Mahwah Township NJ BAN	2.000%	8/3/18	7,625	7,637
Mapplewood Township NJ BANS	2.500%	6/28/18	14,661	14,668
Mercer County NJ BAN	2.000%	8/28/18	10,000	10,017
Monmouth County NJ GO	5.000%	7/15/18	5,960	5,987
Monmouth County NJ GO	5.000%	7/15/18	2,160	2,170
Monroe Township NJ BAN	2.000%	6/13/18	5,000	5,002
1 Monroe Township NJ BAN	3.000%	6/11/19	10,000	10,121
Montclair NJ GO	2.500%	11/2/18	10,000	10,039
Morris Plains NJ BAN	2.250%	6/29/18	5,400	5,405
New Jersey Economic Development Authority
Revenue (Applewood Estates Project) VRDO	1.010%	6/7/18 LOC	14,900	14,900
New Jersey Economic Development Authority
Revenue (Columbia University Project) CP	1.570%	6/27/18	5,545	5,545
New Jersey Economic Development Authority
Revenue (Cooper Health System Project)
VRDO	1.010%	6/7/18 LOC	22,000	22,000
New Jersey Economic Development Authority
Revenue Pollution Control Revenue (Exxon
Project) VRDO	0.780%	6/1/18	12,400	12,400
2 New Jersey Economic Development Authority
Revenue TOB VRDO	1.090%	6/7/18 LOC	45,000	45,000
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.750%	6/1/18	20,950	20,950
New Jersey Economic Development Authority
Revenue (Trustees of the Lawrenceville School
Project) VRDO	0.780%	6/1/18	25,000	25,000
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	8,380	8,406
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	2,220	2,227
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	3,720	3,732
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies)
VRDO	1.030%	6/7/18	14,200	14,200

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Institute for Advanced Studies) VRDO	1.030%	6/7/18	14,800	14,800
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.375%	7/1/18 (Prere.)	1,000	1,003
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	1,000	1,003
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.070%	6/7/18	3,330	3,330
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.070%	6/7/18	8,435	8,435
2 New Jersey Educational Facilities Authority
Revenue (Princeton University) TOB VRDO	1.090%	6/7/18	4,330	4,330
New Jersey Environmental Infrastructure Trust
Revenue	4.000%	9/1/18 (Prere.)	1,700	1,712
2 New Jersey Environmental Infrastructure Trust
Revenue TOB VRDO	1.090%	6/7/18	4,530	4,530
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/18	2,225	2,245
New Jersey Health Care Facilities Finance
Authority (Community Hospital Group Inc.)
VRDO	1.150%	6/7/18 LOC	1,200	1,200
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	1.030%	6/7/18 LOC	28,710	28,710
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.) VRDO	1.030%	6/7/18 LOC	26,900	26,900
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health) VRDO	1.030%	6/7/18 LOC	15,220	15,220
2 New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) TOB VRDO	1.110%	6/7/18 (Prere.)	9,045	9,045
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health) VRDO	1.030%	6/7/18 LOC	14,140	14,140
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	6,000	6,071
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	1.030%	6/7/18 LOC	19,515	19,515
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	1.100%	6/7/18 LOC	8,540	8,540
New Jersey Health Care Facilities Financing
Authority Revenue (MHAC I LLC) VRDO	1.100%	6/7/18 LOC	12,595	12,595
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University) VRDO	1.000%	6/7/18 LOC	6,750	6,750
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	1.010%	6/7/18 LOC	13,710	13,710
New Jersey Health Care Facilities Financing
Authority Revenue (Southern Ocean County
Hospital) VRDO	1.100%	6/7/18 LOC	13,910	13,910
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.770%	6/1/18 LOC	2,300	2,300

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.030%	6/7/18 LOC	4,000	4,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.070%	6/7/18 LOC	49,545	49,545
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	1.070%	6/7/18 LOC	800	800
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/18	5,000	5,076
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.090%	6/7/18	2,865	2,865
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.150%	6/7/18	23,445	23,445
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.970%	6/7/18 LOC	59,800	59,800
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.980%	6/7/18 LOC	33,035	33,035
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.030%	6/7/18 LOC	6,515	6,515
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.040%	6/7/18 LOC	5,000	5,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	1.060%	6/7/18 LOC	6,530	6,530
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	1.040%	6/7/18	785	785
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	1.100%	6/7/18	21,745	21,745
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	1.110%	6/7/18	16,805	16,805
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	1.110%	6/7/18	10,845	10,845
2 New Jersey TRAN TOB VRDO	1.090%	6/7/18 LOC	55,000	55,000
New Milford NJ GO	3.000%	4/12/19	9,883	9,981
North Brunswick Township NJ BAN	2.000%	7/25/18	2,445	2,447
Ocean City NJ BAN	2.000%	6/14/18	5,000	5,002
Ocean City NJ BAN	2.500%	11/28/18	8,000	8,023
Pequannock Township NJ BAN	2.250%	7/20/18	4,980	4,985
Piscataway Township NJ GO	3.000%	12/14/18	5,000	5,037
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/18	1,975	1,998
Port Authority of New York & New Jersey
Revenue CP	1.280%	6/7/18	4,415	4,415
Port Authority of New York & New Jersey
Revenue CP	1.300%	6/14/18	8,520	8,520
Port Authority of New York & New Jersey
Revenue CP	1.450%	6/20/18	14,940	14,940
Port Authority of New York & New Jersey
Revenue CP	1.660%	6/21/18	8,945	8,945
Port Authority of New York & New Jersey
Revenue CP	1.700%	7/12/18	6,310	6,310
Port Authority of New York & New Jersey
Revenue CP	1.790%	7/19/18	7,675	7,675
Port Authority of New York & New Jersey
Revenue CP	1.800%	8/3/18	5,285	5,285

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue CP	1.720%	8/8/18	5,000	5,000
Port Authority of New York & New Jersey
Revenue CP	1.170%	8/16/18	9,960	9,960
Port Authority of New York & New Jersey
Revenue CP	1.360%	8/16/18	2,000	2,000
Port Authority of New York & New Jersey
Revenue CP	1.390%	9/7/18	5,055	5,055
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.080%	6/7/18	3,000	3,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.080%	6/7/18	3,750	3,750
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.080%	6/7/18	870	870
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.090%	6/7/18	1,170	1,170
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.090%	6/7/18	3,500	3,500
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.110%	6/7/18	1,100	1,100
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	6/7/18	1,000	1,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.120%	6/7/18	4,000	4,000
2 Port Authority of New York & New Jersey
Revenue TOB VRDO	1.140%	6/7/18	2,385	2,385
Rutgers State University New Jersey CP	1.780%	6/14/18	13,049	13,049
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.070%	6/7/18	5,740	5,740
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.070%	6/7/18	4,035	4,035
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.070%	6/7/18	2,315	2,315
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.090%	6/7/18	11,780	11,780
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.090%	6/7/18	6,700	6,700
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.090%	6/7/18 (Prere.)	6,335	6,335
2 Rutgers State University New Jersey Revenue
TOB VRDO	1.100%	6/7/18	14,800	14,800
Rutgers State University New Jersey Revenue
VRDO	0.840%	6/1/18	15,300	15,300
Secaucus NJ BAN	2.000%	8/10/18	4,627	4,635
Secaucus NJ BAN	2.250%	10/19/18	6,500	6,528
1 Somerset County NJ Improvement Authority
Capital Equipment Lease Revenue	3.000%	6/6/19	5,000	5,054
Somerset County NJ BAN	2.250%	9/18/18	10,000	10,038
Sussex County NJ GO	2.000%	6/27/18	7,300	7,305
Union County NJ BAN	2.250%	6/22/18	8,905	8,913
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.780%	6/1/18	7,220	7,220
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.820%	6/1/18	14,200	14,200

New Jersey Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
2 Union County NJ Utilities Authority Revenue
TOB VRDO	1.060%	6/7/18	3,500	3,500
2 Union County NJ Utilities Authority Revenue
TOB VRDO	1.130%	6/7/18	8,815	8,815
Village of Ridgewood NJ GO	2.250%	8/17/18	2,930	2,933
Wall Township NJ BAN	2.250%	6/29/18	10,000	10,006
West Milford Township NJ BAN	3.000%	9/21/18	11,473	11,535
Woodbridge Township NJ BAN	2.000%	8/17/18	3,675	3,680
Woodbridge Township NJ BAN	2.500%	8/17/18	6,400	6,419
Woodbridge Township NJ BAN	2.500%	3/22/19	13,700	13,793
Total Tax-Exempt Municipal Bonds ($1,392,853)				1,392,853

				Amount
				($000)
Other Assets and Liabilities (-1.1%)
Other Assets
Investment in Vanguard				73
Receivables for Capital Shares Issued				3,372
Receivables for Accrued Income				6,804
Other Assets				1,255
Total Other Assets				11,504
Liabilities
Payables for Investment Securities Purchased				(23,384)
Payables for Capital Shares Redeemed				(2,753)
Payables for Distributions				(69)
Payables to Vanguard				(108)
Total Liabilities				(26,314)
Net Assets (100%)
Applicable to 1,377,808,778 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				1,378,043
Net Asset Value Per Share				$1.00

At May 31, 2018, net assets consisted of:
				Amount
				($000)
Paid-in Capital				1,378,097
Undistributed Net Investment Income				1
Accumulated Net Realized Losses				(55)
Net Assets				1,378,043

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was
$245,650,000, representing 17.8% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT —Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM) —Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	8,496
Total Income	8,496
Expenses
The Vanguard Group—Note B
Investment Advisory Services	174
Management and Administrative	727
Marketing and Distribution	149
Custodian Fees	8
Shareholders’ Reports and Proxy	7
Total Expenses	1,065
Net Investment Income	7,431
Realized Net Gain (Loss) on Investment Securities Sold	(50)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,381

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,431	7,852
Realized Net Gain (Loss)	(50)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	7,381	7,850
Distributions
Net Investment Income	(7,431)	(7,852)
Realized Capital Gain	—	—
Total Distributions	(7,431)	(7,852)
Capital Share Transactions (at $1.00 per share)
Issued	497,578	719,105
Issued in Lieu of Cash Distributions	6,949	7,490
Redeemed	(415,855)	(635,193)
Net Increase (Decrease) from Capital Share Transactions	88,672	91,402
Total Increase (Decrease)	88,622	91,400
Net Assets
Beginning of Period	1,289,421	1,198,021
End of Period[1]	1,378,043	1,289,421

1 Net Assets-End of Period includes undistributed (overdistributed) net investment income of $1,000 and $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	. 006[1]	.006[1]	.002	.0001	.0001	.0001
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.006	.006	.002	.0001	.0001	.0001
Distributions
Dividends from Net Investment Income	(.006)	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.006)	(.002)	(.0001)	(.0001)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.56%	0.63%	0.24%	0.01%	0.01%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,378	$1,289	$1,198	$1,345	$1,474	$1,621
Ratio of Expenses to
Average Net Assets	0.16%	0.16%	0.14%[3]	0.08%[3]	0.08%[3]	0.12%[3]
Ratio of Net Investment Income to
verage Net Assets	1.12%	0.63%	0.23%	0.01%	0.01%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016, 0.16% for 2015, 0.16% for 2014, and
0.16% for 2013. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Municipal Money Market Fund

Notes to Financial Statements

Vanguard New Jersey Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

New Jersey Municipal Money Market Fund

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $73,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At May 31, 2018, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $152,635,000 and $98,630,000, respectively.

E. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

New Jersey Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2018

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VNJTX	VNJUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	3.08%	3.15%

Financial Attributes

		Bloomberg Bloomberg
		Barclays	Barclays
		NJ Municipal
		Muni Bond	Bond
	Fund	Index	Index

Number of Bonds	535	1,397	53,136
Yield to Maturity
(before expenses)	3.1%	3.2%	2.7%
Average Coupon	4.6%	4.6%	4.7%
Average Duration	6.8 years	6.0 years	5.8 years
Average Stated
Maturity	16.0 years	11.9 years	12.9 years
Short-Term
Reserves	2.0%	—	—

Volatility Measures
	Bloomberg	Bloomberg
	Barclays NJ	Barclays
	Muni Bond	Municipal
	Index	Bond Index
R-Squared	0.95	0.94
Beta	0.97	1.18

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	3.4%
1 - 3 Years	4.3
3 - 5 Years	2.9
5 - 10 Years	10.7
10 - 20 Years	45.2
20 - 30 Years	29.9
Over 30 Years	3.6

Distribution by Credit Quality (% of portfolio)
AAA	3.8%
AA	26.3
A	32.1
BBB	35.4
BB	0.1
B	0.2
Not Rated	2.1

Credit-quality ratings are obtained from Moody's and S&P, and the higher rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. Not rated securities include a fund's investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated March 28, 2018, and represent estimated costs for the current fiscal year. For the six months ended May 31, 2018, the annualized expense ratios were 0.18% for Investor Shares and 0.09% for Admiral Shares.

New Jersey Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 2007, Through May 31, 2018
				Bloomberg
				Barclays NJ
				Muni Bond
			Investor Shares	Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2008	4.11%	-7.60%	-3.49%	-2.61%
2009	4.61	7.58	12.19	13.15
2010	4.11	-0.52	3.59	4.28
2011	4.24	1.30	5.54	5.85
2012	3.91	7.16	11.07	11.65
2013	3.41	-7.24	-3.83	-3.31
2014	3.82	5.00	8.82	7.49
2015	3.55	-1.38	2.17	1.34
2016	3.48	-2.42	1.06	1.39
2017	3.75	4.28	8.03	7.77
2018	1.76	-0.78	0.98	0.95
Note: For 2018, performance data reflect the six months ended May 31, 2018.

Average Annual Total Returns: Periods Ended March 31, 2018
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	2/3/1988	5.38%	3.40%	3.88%	0.60%	4.48%
Admiral Shares	5/14/2001	5.48	3.49	3.96	0.60	4.56

See Financial Highlights for dividend and capital gains information.

New Jersey Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.8%)
New Jersey (98.4%)
Atlantic City NJ GO	5.000%	11/1/22	3,000	2,907
Atlantic City NJ GO	4.000%	11/1/23 (4)	1,425	1,501
Atlantic City NJ GO	5.000%	3/1/26 (15)	250	284
Atlantic City NJ GO	5.000%	3/1/32 (15)	750	848
Atlantic City NJ GO	5.000%	3/1/37 (15)	1,000	1,115
Atlantic City NJ GO	5.000%	3/1/42 (15)	1,250	1,388
Atlantic County NJ Improvement Authority
Revenue	5.000%	9/1/28 (4)	3,000	3,445
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/20	455	480
Bergen County NJ Improvement Authority
Pooled Loan Revenue	5.000%	2/15/39	4,000	4,503
Burlington County NJ Bridge Commission
Revenue	5.000%	12/1/29	275	307
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/31	1,000	1,183
Burlington County NJ Bridge Commission
Revenue	5.000%	10/1/36	1,000	1,164
Burlington County NJ Bridge Commission
Revenue (Burlington County Solid
Waste Project)	5.000%	10/1/27	4,100	4,619
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/28	1,500	1,643
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/29	3,500	3,820
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/30	3,805	4,140
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/31	4,970	5,397
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/32	2,500	2,705

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/33	1,000	1,079
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/34	1,500	1,615
Camden County NJ Improvement Authority
Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	12,625	13,839
Camden County NJ Improvement Authority
Lease Revenue (Rowan University School of
Osteopathic Medicine Project)	5.000%	12/1/32	6,035	6,716
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,600	3,975
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/22 (Prere.)	3,225	3,561
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/32	515	596
Camden County NJ Improvement Authority
Revenue	5.000%	1/15/34	500	574
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/36	500	523
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/38	880	918
Camden County NJ Improvement Authority
Revenue	4.000%	1/15/39	1,000	1,040
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/27	2,000	2,254
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/28	2,250	2,530
Delaware River & Bay Authority Delaware
Revenue	5.000%	1/1/42	9,980	10,854
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/29	300	345
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	1,525	1,795
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/31	500	573
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/33	2,250	2,630
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	4.000%	7/1/34 (15)	2,660	2,797
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/35	4,495	5,224
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	9,000	10,351
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/47	5,500	6,284
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/21	3,160	3,383
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	4,335	4,722
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/27	2,660	2,883

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/33	3,000	3,337
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/37	15,020	16,584
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	2,500	2,745
Fort Lee NJ Parking Authority Parking Revenue	5.000%	9/15/46	5,000	5,743
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	0.000%	11/1/28 (4)	6,535	4,653
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.750%	11/1/28 (4)	18,545	22,018
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/27 (15)	1,470	1,669
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/27 (4)	1,500	1,741
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/28 (4)	1,500	1,733
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/29 (4)	1,500	1,727
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/30	3,910	4,379
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	11/1/30 (4)	1,200	1,379
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/31	1,950	2,177
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/32	1,775	1,977
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/33	2,275	2,528
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/34	1,200	1,330
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	4.000%	7/1/42 (4)	2,000	2,050
Gloucester County NJ Improvement Authority
Revenue (Rowan University)	5.000%	7/1/44	1,500	1,642
Hudson County NJ Improvement Authority
Lease Revenue	5.000%	5/1/41	5,500	6,248
1 Hudson County NJ Improvement Authority
Lease Revenue	5.000%	8/1/42	1,300	1,461
Hudson County NJ Improvement Authority
Lease Revenue	5.250%	5/1/51	7,000	7,995
Hudson County NJ Improvement Authority
Lease Revenue (Union City School District
Parking Project)	5.000%	6/15/37	1,500	1,635
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	5.750%	1/1/35	2,000	2,115
Hudson County NJ Improvement Authority
Solid Waste Systems Revenue	6.000%	1/1/40	3,000	3,183
Jersey City NJ GO	5.000%	11/1/31	510	598
Jersey City NJ GO	5.000%	11/1/33	415	486
Jersey City NJ GO	4.000%	11/1/34	2,000	2,146
Jersey City NJ GO	4.000%	11/1/35	1,155	1,235

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Jersey City NJ GO	4.000%	11/1/36	1,765	1,882
Jersey City NJ GO	5.000%	11/1/37	1,000	1,158
Mercer County NJ Improvement Authority
Revenue (Courthouse Annex Project)	5.000%	9/1/40	2,480	2,755
Middlesex County NJ COP	4.000%	6/15/28	350	385
Monmouth County NJ Improvement
Authority Lease Revenue
(Brookdale Community College)	5.875%	8/1/18 (Prere.)	1,000	1,007
Monmouth County NJ Improvement
Authority Lease Revenue
(Brookdale Community College)	6.000%	8/1/18 (Prere.)	3,900	3,928
Monroe Township NJ Board of Education GO	5.000%	3/1/38	3,000	3,325
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/25	615	675
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/28	465	510
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/30	570	624
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/31	600	656
New Brunswick NJ Parking Authority Revenue	4.000%	9/1/37 (4)	2,000	2,066
New Brunswick NJ Parking Authority Revenue	5.000%	9/1/39 (15)	2,000	2,264
New Jersey Building Authority Revenue	4.000%	6/15/26 (Prere.)	395	439
New Jersey Building Authority Revenue	4.000%	6/15/30	605	615
New Jersey Casino Reinvestment
Development Authority Revenue (Luxury Tax)	5.000%	11/1/28 (4)	2,000	2,185
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/29 (4)	2,500	2,718
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/30 (4)	2,950	3,197
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/31 (4)	1,500	1,621
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.000%	11/1/32 (4)	1,250	1,349
New Jersey Casino Reinvestment Development
Authority Revenue (Luxury Tax)	5.250%	11/1/44	13,930	14,897
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/38	4,650	5,143
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	7,150	7,880
New Jersey Economic Development
Authority Revenue	5.000%	6/15/23	2,375	2,595
New Jersey Economic Development
Authority Revenue	4.125%	6/15/26	2,500	2,557
New Jersey Economic Development
Authority Revenue	4.125%	6/15/27	2,750	2,811
New Jersey Economic Development
Authority Revenue	5.500%	6/15/29	5,000	5,708
New Jersey Economic Development
Authority Revenue	5.500%	6/15/30	9,000	10,289
New Jersey Economic Development
Authority Revenue	5.500%	6/15/31	5,475	6,242
New Jersey Economic Development
Authority Revenue	5.000%	6/15/33	3,500	3,782
New Jersey Economic Development
Authority Revenue	5.250%	6/15/33	6,000	6,544
New Jersey Economic Development
Authority Revenue	5.000%	6/15/34	3,000	3,237

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development
Authority Revenue	5.000%	6/15/35	1,800	1,938
New Jersey Economic Development
Authority Revenue	5.250%	6/15/40	10,000	10,791
New Jersey Economic Development
Authority Revenue	5.000%	6/15/41	4,250	4,536
New Jersey Economic Development
Authority Revenue	5.000%	6/15/42	5,000	5,348
New Jersey Economic Development
Authority Revenue (Bancroft
NeuroHealth Project)	5.000%	6/1/41	2,105	2,168
New Jersey Economic Development
Authority Revenue (Biomedical
Research Facilities)	5.000%	7/15/27	1,000	1,097
New Jersey Economic Development
Authority Revenue (Biomedical
Research Facilities)	5.000%	7/15/28	1,000	1,097
New Jersey Economic Development
Authority Revenue (Biomedical
Research Facilities)	5.000%	7/15/30	1,000	1,087
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/18	1,030	1,031
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/23	2,500	2,701
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/25	5,990	6,427
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/26	8,500	9,091
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	2,000	2,131
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/29	1,400	1,489
New Jersey Economic Development Authority
Revenue (Lions Gate Project)	5.250%	1/1/44	4,130	4,300
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/25 (14)	5,360	6,083
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.250%	7/1/26 (14)	2,025	2,309
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/28 (15)	4,000	4,560
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	5.000%	7/1/33	2,000	2,164
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)	4.000%	7/1/34	2,500	2,494
2 New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharge)
TOB VRDO	1.210%	6/7/18	4,250	4,250
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	6,000	6,737
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/18	665	670
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	1,560	1,604

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/19 (Prere.)	8,000	8,310
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/19	810	840
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	2,100	2,186
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	3,550	3,721
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	3,005	3,259
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	1,210	1,312
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	3/1/21 (Prere.)	2,700	2,968
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/22	1,110	1,178
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	2,290	2,429
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	300	322
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	375	398
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	1,500	1,708
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	2,500	2,686
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/25 (4)	2,380	2,652
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	3,460	3,661
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	1,660	1,936
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/26	6,105	6,741
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/26	3,000	3,158
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/27	1,000	1,051
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	5,000	5,305
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	6/15/28	6,465	7,406
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/28 (14)	2,165	2,551
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/29 (14)	7,055	8,371
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	3,815	3,933
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	6,360	6,748
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/30	6,975	7,445
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.750%	6/15/31	2,270	2,421

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/31	4,000	4,261
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/31	7,105	7,333
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/32	4,005	4,228
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/32	3,780	3,904
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/33 (4)	1,500	1,647
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/34	2,685	2,862
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/35	12,095	12,701
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	5,000	5,229
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	11,485	12,101
2 New Jersey Economic Development Authority
Revenue (School Facilities Construction)
TOB VRDO	1.160%	6/7/18 (12)	1,235	1,235
New Jersey Economic Development Authority
Revenue (Seeing Eye Inc. Project)	5.000%	6/1/32	2,295	2,678
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	4.000%	7/1/24	2,000	2,081
New Jersey Economic Development Authority
Revenue (United Methodist Homes Obligated
Group)	5.000%	7/1/29	2,000	2,152
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/35	6,025	6,302
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/38	700	729
New Jersey Economic Development Authority
Revenue (West Campus Housing LLC)	5.000%	7/1/47	7,670	7,942
New Jersey Economic Development Authority
Revenue (Jewish Community Foundation of
Metro West NJ Inc.) VRDO	1.250%	6/7/18 LOC	1,500	1,500
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Kean University Student Housing
Project)	5.000%	7/1/32	1,100	1,205
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Kean University Student Housing
Project)	5.000%	7/1/37	600	649
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Kean University Student Housing
Project)	5.000%	7/1/47	1,500	1,607
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	1,390	1,390

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/20 (Prere.)	1,440	1,540
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/20 (Prere.)	1,160	1,249
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.875%	6/1/20 (Prere.)	8,280	8,936
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair Properties
LLC - Montclair State University Student
Housing Project)	5.000%	6/1/42 (4)	10,000	11,149
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/30	2,515	2,716
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/35	2,000	2,135
New Jersey Economic Development Authority
Revenue (Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	13,000	13,776
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	3,580	3,670
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/28	1,000	1,135
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/29	750	847
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/32	1,000	1,049
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	4.000%	7/1/33	1,250	1,305
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/38	1,250	1,377
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/43	2,500	2,747
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	6/1/21	4,335	4,615
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/19 (Prere.)	2,980	3,103
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/19 (Prere.)	12,500	13,052
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/27 (4)	885	1,016
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/28	2,525	2,930
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/29	2,510	2,901
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/30	2,500	2,883

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/31	13,375	15,394
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/32	4,920	5,593
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	75	86
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/33	3,170	3,593
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/34	2,000	2,260
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/35	2,100	2,367
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/36	1,150	1,293
New Jersey Educational Facilities Authority
Revenue (Montclair State University)	5.000%	7/1/39	8,000	8,929
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/40	4,000	4,415
New Jersey Educational Facilities Authority
Revenue (New Jersey City University)	5.000%	7/1/45	1,000	1,100
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	1,000	1,058
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/28	4,780	5,622
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/31	5,800	6,960
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	3,000	3,589
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/32	5,100	6,102
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/35	8,335	9,861
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/36	4,975	5,869
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/39	3,000	3,247
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/29	1,430	1,571
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/30	1,500	1,647
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/31	1,575	1,729
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/33 (4)	2,500	2,884
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/34 (4)	2,500	2,869
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/37	2,065	2,250
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/40	2,150	2,380
New Jersey Educational Facilities Authority
Revenue (Ramapo College)	5.000%	7/1/42	2,390	2,599
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/27 (4)	2,050	2,392

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Rowan University)	5.000%	7/1/30 (4)	565	651
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/31	1,165	1,309
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	430	481
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/33	1,000	1,112
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/34	850	947
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/37	1,445	1,603
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/38	1,225	1,357
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/42	2,900	3,262
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	5.000%	7/1/43	1,500	1,653
New Jersey Educational Facilities Authority
Revenue (Seton Hall University)	4.000%	7/1/47	6,000	6,151
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/29	1,320	1,524
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/32	1,730	1,985
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/33	1,230	1,405
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/34	1,340	1,524
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/42	2,000	2,250
New Jersey Educational Facilities Authority
Revenue (Stevens Institute of Technology)	5.000%	7/1/47	1,750	1,958
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/28	3,000	3,350
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/30	4,000	4,434
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/31	4,150	4,591
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/32	2,890	3,188
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/33	1,475	1,622
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/34 (4)	1,475	1,660
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/35 (4)	2,100	2,358
New Jersey Educational Facilities Authority
Revenue (Stockton University)	4.000%	7/1/36 (4)	1,800	1,854
New Jersey Educational Facilities Authority
Revenue (Stockton University)	5.000%	7/1/41	3,000	3,257
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	65	68
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	7,660

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/30 (15)	1,000	1,152
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/31 (15)	2,145	2,465
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/37 (4)	1,450	1,653
New Jersey Educational Facilities Authority
Revenue (William Paterson University)	5.000%	7/1/42 (4)	1,750	1,986
New Jersey GO	5.000%	6/1/28	2,180	2,447
New Jersey GO	5.000%	6/1/29	4,955	5,622
New Jersey GO	5.000%	6/1/31	4,000	4,499
New Jersey GO	5.000%	6/1/31	4,590	5,086
New Jersey GO	5.000%	6/1/32	2,760	3,049
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Greystone Park
Psychiatric Hospital Project)	5.000%	9/15/27	11,095	11,857
New Jersey Health Care Facilities Financing
Authority Lease Revenue (Marlboro Psychiatric
Hospital Project)	5.000%	9/15/33	5,085	5,382
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	6.000%	7/1/21 (Prere.)	1,500	1,682
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/27	95	95
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/28	750	864
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/29	1,010	1,160
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/30	500	573
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/31	300	343
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	4.000%	7/1/41	16,050	16,365
New Jersey Health Care Facilities Financing
Authority Revenue (Barnabas Health)	5.000%	7/1/44	22,730	24,815
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/18 (Prere.)	560	561
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/18 (Prere.)	4,115	4,126
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	1/1/20 (Prere.)	2,025	2,124
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/25	2,000	2,212
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/26	2,225	2,455
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	3,635	3,998

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/27	1,310	1,455
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	5.000%	7/1/32	2,000	2,198
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/34	1,280	1,351
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack Meridian
Health)	4.000%	7/1/36	5,000	5,232
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/27	1,335	1,587
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/28	6,095	7,222
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/29	4,885	5,754
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/31	2,345	2,746
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/35	4,000	4,618
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/37	6,755	7,769
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/38	2,500	2,873
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/39	5,000	5,738
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/52	3,000	3,367
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	7/1/57	3,000	3,365
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.250%	7/1/57	4,000	4,597
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Medical
Center)	5.000%	7/1/25	3,365	3,532
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.750%	10/1/19 (Prere.)	2,505	2,631
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/31	700	776

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/32	800	885
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/33	1,615	1,783
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical
Center Obligated Group)	5.000%	7/1/34	1,415	1,559
New Jersey Health Care Facilities Financing
Authority Revenue (Hunterdon Medical Center
Obligated Group)	5.000%	7/1/45	4,050	4,403
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/35	2,500	2,837
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/36	2,365	2,676
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/37	2,000	2,261
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	5.000%	7/1/42	3,000	3,375
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group)	4.000%	7/1/47	13,805	14,004
2 New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health Obligated
Group) TOB VRDO	1.210%	6/7/18	8,975	8,975
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/28	5,100	5,854
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/30	5,000	5,697
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/33	2,220	2,511
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/34	2,725	3,074
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	4.000%	7/1/41	3,700	3,772
New Jersey Health Care Facilities Financing
Authority Revenue (Inspira Health System
Obligated Group)	5.000%	7/1/46	2,000	2,223
New Jersey Health Care Facilities Financing
Authority Revenue (Kennedy Health Systems)	5.000%	7/1/22 (Prere.)	1,750	1,949
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/27	1,000	1,156

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/31	2,000	2,276
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/32	2,630	2,970
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/33	3,340	3,755
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/34	2,190	2,449
New Jersey Health Care Facilities Financing
Authority Revenue (Princeton Healthcare
System)	5.000%	7/1/39	5,000	5,520
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/32	1,000	1,126
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/33	2,150	2,415
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/34	1,200	1,344
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.250%	7/1/35	7,070	7,930
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/39	3,500	3,905
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.000%	7/1/43	4,000	4,425
New Jersey Health Care Facilities Financing
Authority Revenue (Robert Wood Johnson
University)	5.500%	7/1/43	8,010	9,063
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/31	7,500	8,540
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/33	5,080	5,745
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Barnabas Health
Obligated Group)	5.000%	7/1/43	22,400	24,962
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	0.000%	7/1/21 (ETM)	1,260	1,180
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/21 (Prere.)	2,000	2,180
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	2,330	2,583

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.625%	7/1/21 (Prere.)	5,260	5,831
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/28	1,500	1,666
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/29	1,335	1,477
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/30	1,100	1,214
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/31	1,200	1,322
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/35	3,185	3,462
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/36	1,000	1,082
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	5.000%	7/1/41	9,510	10,194
New Jersey Health Care Facilities Financing
Authority Revenue (St. Joseph’s Healthcare
System)	4.000%	7/1/48	10,060	9,819
New Jersey Health Care Facilities Financing
Authority Revenue (St. Luke’s Warren Hospital
Obligated Group)	4.500%	8/15/43	5,800	6,012
New Jersey Health Care Facilities Financing
Authority Revenue (St. Peter’s University
Hospital Obligated Group)	6.250%	7/1/35	2,115	2,272
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/27	1,165	1,321
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/28	1,000	1,129
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/29	2,875	3,228
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	800	895
New Jersey Health Care Facilities Financing
Authority Revenue (Trinitas Hospital Obligated
Group)	5.000%	7/1/30	2,745	3,071
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/27 (4)	2,000	2,283
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/29 (4)	1,950	2,209
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/30 (4)	1,650	1,865

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	4,170	4,321
New Jersey Health Care Facilities Financing
Authority Revenue (University Hospital)	5.000%	7/1/46 (4)	7,950	8,791
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/26	7,600	8,570
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/27	4,000	4,497
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/28	3,000	3,360
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.000%	7/1/29	2,410	2,688
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	3,010	3,139
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.500%	7/1/38 (12)	3,210	3,335
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/21	2,750	2,844
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/25	885	917
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/26	795	824
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	7,175	7,418
2 New Jersey Higher Education Assistance
Authority Student Loan Revenue TOB VRDO	1.100%	6/7/18	2,000	2,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.750%	11/1/45	1,000	1,004
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue	3.900%	11/1/50	3,000	3,037
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	4.250%	10/1/32	1,275	1,304
New Jersey Institute of Technology Revenue	5.000%	7/1/22 (Prere.)	460	514
New Jersey Institute of Technology Revenue	5.000%	7/1/32	1,075	1,170
New Jersey Institute of Technology Revenue	5.000%	7/1/40	6,910	7,738
New Jersey Institute of Technology Revenue	5.000%	7/1/42	4,810	5,209
New Jersey Institute of Technology Revenue	5.000%	7/1/45	9,090	10,149
New Jersey Transportation Corp. GAN	5.000%	9/15/19	5,000	5,187
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	2,285	2,392
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	13,655	15,118
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	6,280	6,930
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	5,720	6,291
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	8,020	8,803
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	4,750	4,761
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	4,500	4,816
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/27	4,820	5,148

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/31	1,500	1,604
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	10,000	10,532
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/33	4,500	4,731
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	600	256
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	2,850	2,975
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	10,550	11,133
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	6,575	6,837
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.500%	6/15/39	5,400	5,796
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.250%	6/15/41	7,700	8,280
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	3,585	3,749
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/45	1,000	1,054
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	5,385	5,675
3 New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,740	1,780
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	5,000	5,234
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/23	3,900	3,158
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,315	966
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	2,000	1,409
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	5,850	4,097
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/27	5,000	5,264
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	5,245	5,541
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,955	2,522
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	755	485
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	14,380	9,168
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/29	2,785	2,956
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29 (4)	16,970	10,895
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/30	3,065	3,239
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/31	5,395	5,691

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	6,000	6,372
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	4,190	2,362
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	11,860	6,547
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	8,275	8,859
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	995	524
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	150	79
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	34,280	19,280
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	5,000	2,501
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	3,000	1,501
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	60	28
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	8,515	4,041
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	385	421
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	150	67
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	3,000	3,132
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36	6,710	2,858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	85	34
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	1,265	513
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	15,645	6,028
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	6,225	2,398
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	6,900	7,038
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	3,360	3,427
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	230	84
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/41	8,000	8,379
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	15,535	16,010
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	1,225	1,249
New Jersey Turnpike Authority Revenue	5.000%	1/1/19 (Prere.)	2,275	2,319
New Jersey Turnpike Authority Revenue	5.250%	1/1/19 (Prere.)	10,000	10,208
New Jersey Turnpike Authority Revenue	5.000%	1/1/20 (Prere.)	6,400	6,718
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	10,355	11,573
New Jersey Turnpike Authority Revenue	5.000%	7/1/22 (Prere.)	5,395	6,030

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	2,800	3,306
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,490
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	2,000	2,356
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	3,000	3,534
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,125	3,541
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,100	3,635
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	3,000	3,390
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	15	18
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	1,250	1,460
New Jersey Turnpike Authority Revenue	4.000%	1/1/34	5,000	5,302
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	5,000	5,751
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	4,000	4,654
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	3,370	3,795
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	10	11
New Jersey Turnpike Authority Revenue	4.000%	1/1/35	2,000	2,112
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	4,000	4,588
New Jersey Turnpike Authority Revenue	4.000%	1/1/36	650	684
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	3,845	4,446
New Jersey Turnpike Authority Revenue	4.000%	1/1/37	2,500	2,626
New Jersey Turnpike Authority Revenue	5.000%	1/1/37	9,660	11,162
New Jersey Turnpike Authority Revenue	5.000%	1/1/40	2,660	3,064
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	15,000	15,519
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	3,200	3,482
New Jersey Turnpike Authority Revenue	4.000%	1/1/45	3,000	3,102
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	14,360	15,980
2 New Jersey Turnpike Authority Revenue
TOB VRDO	1.160%	6/7/18	4,170	4,170
2 New Jersey Turnpike Authority Revenue
TOB VRDO	1.210%	6/7/18	6,665	6,665
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue
(City of Newark Redevelopment Projects)	5.000%	1/1/32 (14)	2,500	2,914
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue
(City of Newark Redevelopment Projects)	4.000%	1/1/37	8,500	8,991
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/34	1,000	1,162
Passaic County NJ Improvement Authority
Government Loan Revenue (City of Paterson
Project)	5.000%	6/15/35	1,200	1,391
Passaic County NJ Improvement Authority
Revenue (200 Hospital Plaza Corp. Project)	5.000%	5/1/42	2,500	2,811
Passaic Valley NJ Water Commission Revenue	5.000%	12/15/32 (4)	1,385	1,568
Port Authority of New York & New Jersey
Revenue	5.375%	3/1/28	1,280	1,505
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/28	4,020	4,704
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/30	3,000	3,491
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/34	7,000	7,893
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/35	2,000	2,343

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/36	5,000	5,840
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/38	3,580	4,211
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/39	4,090	4,624
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	2,500	2,590
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/47	4,000	4,595
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	5,250	6,003
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/56	10,000	11,611
Port Authority of New York & New Jersey
Revenue	5.000%	4/15/57	4,000	4,542
Port Authority of New York & New Jersey
Revenue	5.000%	5/15/57	3,000	3,429
Port Authority of New York & New Jersey
Revenue	5.250%	11/15/57	12,405	14,519
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	5,000	5,411
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/36	3,000	3,289
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	5,000	5,480
Rutgers State University New Jersey Revenue	5.000%	5/1/28	4,000	4,481
Rutgers State University New Jersey Revenue	5.000%	5/1/28	3,500	4,202
Rutgers State University New Jersey Revenue	5.000%	5/1/30	7,655	8,877
Rutgers State University New Jersey Revenue	5.000%	5/1/30	5,000	5,579
Rutgers State University New Jersey Revenue	5.000%	5/1/33	7,000	7,793
Rutgers State University New Jersey Revenue	5.000%	5/1/36	3,010	3,348
Rutgers State University New Jersey Revenue	5.000%	5/1/38	14,290	15,881
Rutgers State University New Jersey Revenue	5.000%	5/1/43	13,650	15,157
Rutgers State University New Jersey Revenue
VRDO	0.840%	6/1/18	13,700	13,700
South Jersey NJ Port Corp. Revenue	5.000%	1/1/39	1,690	1,819
South Jersey NJ Port Corp. Revenue	5.000%	1/1/49	2,500	2,735
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/20	2,145	2,282
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/21	3,000	3,247
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/22	2,780	3,054
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/25	4,000	4,361
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/26	5,000	5,436
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/27	2,960	3,213

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/28	4,250	4,604
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/29	2,050	2,216
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/30	450	498
South Jersey Transportation Authority
New Jersey Transportation System Revenue	5.000%	11/1/39	5,000	5,448
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/21	1,000	1,079
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/22	1,000	1,097
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/25	1,200	1,366
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/26	1,000	1,148
Tobacco Settlement Financing Corp.
New Jersey Revenue	3.200%	6/1/27	4,000	4,034
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/28	1,855	2,149
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/29	1,500	1,731
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/30	1,500	1,725
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/31	1,500	1,720
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/32	1,500	1,713
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/33	1,500	1,706
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/34	2,000	2,264
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/35	2,500	2,818
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/36	2,000	2,246
Tobacco Settlement Financing Corp.
New Jersey Revenue	4.000%	6/1/37	3,000	3,052
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/37	2,000	2,242
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/46	4,000	4,386
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.000%	6/1/46	13,000	13,951
Tobacco Settlement Financing Corp.
New Jersey Revenue	5.250%	6/1/46	4,000	4,496
Trenton NJ GO	5.000%	7/15/37 (4)	1,055	1,183
Trenton NJ GO	5.000%	7/15/40 (4)	500	559
Union County NJ Improvement Authority
Lease Revenue (Family Court Building Project)	5.000%	5/1/42	5,000	5,449
Union County NJ Utilities Authority Revenue	5.000%	6/15/41	4,000	4,318
				2,087,708

New Jersey Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value •
	Coupon	Date	($000)	($000)
Guam (0.4%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/39	2,200	2,315
Guam Government Waterworks Authority
Water & Waste Water System Revenue	5.500%	7/1/43	3,000	3,258
Guam Power Authority Revenue	5.000%	10/1/27	1,135	1,234
Guam Power Authority Revenue	5.000%	10/1/29	1,355	1,465
				8,272
Puerto Rico (0.0%)
Puerto Rico Public Finance Corp. Revenue	6.000%	8/1/26 (ETM)	720	879
Total Tax-Exempt Municipal Bonds (Cost $2,042,001)				2,096,859

				Amount
				($000)
Other Assets and Liabilities (1.2%)
Other Assets
Investment in Vanguard				113
Receivables for Accrued Income				32,780
Receivables for Capital Shares Issued				1,042
Variation Margin Receivable—Futures Contracts				167
Other Assets				267
Total Other Assets				34,369
Liabilities
Payables for Investment Securities Purchased				(4,349)
Payables for Capital Shares Redeemed				(1,559)
Payables for Distributions				(1,853)
Payables to Vanguard				(1,860)
Variation Margin Payable—Futures Contracts				(154)
Total Liabilities				(9,775)
Net Assets (100%)				2,121,453

New Jersey Long-Term Tax-Exempt Fund

At May 31, 2018, net assets consisted of:
Amount
($000)
Paid-in Capital	2,062,052
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	4,358
Unrealized Appreciation (Depreciation)
Investment Securities	54,858
Futures Contracts	185
Net Assets	2,121,453

Investor Shares—Net Assets
Applicable to 20,029,182 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	238,891
Net Asset Value Per Share—Investor Shares	$11.93

Admiral Shares—Net Assets
Applicable to 157,838,470 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,882,562
Net Asset Value Per Share—Admiral Shares	$11.93

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2018.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2018, the aggregate value of these securities was
$27,295,000, representing 1.3% of net assets.
3 Securities with a value of $512,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR —Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT —Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
(19) TPSF (Texas Permanent School Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2018	248	52,634	37
Ultra 10-Year U.S. Treasury Note	September 2018	114	14,631	153
Ultra Long U.S. Treasury Bond	September 2018	24	3,828	73
				263

Short Futures Contracts
10-Year U.S. Treasury Note	September 2018	(235)	(28,303)	(72)
5-Year U.S. Treasury Note	September 2018	(202)	(23,006)	(6)
				(78)
				185

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2018
($000)
Investment Income
Income
Interest	38,839
Total Income	38,839
Expenses
The Vanguard Group—Note B
Investment Advisory Services	138
Management and Administrative—Investor Shares	171
Management and Administrative—Admiral Shares	653
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Admiral Shares	49
Custodian Fees	11
Shareholders’ Reports and Proxy—Investor Shares	5
Shareholders’ Reports and Proxy—Admiral Shares	4
Trustees’ Fees and Expenses	1
Total Expenses	1,055
Net Investment Income	37,784
Realized Net Gain (Loss)
Investment Securities Sold	5,793
Futures Contracts	(497)
Realized Net Gain (Loss)	5,296
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(22,940)
Futures Contracts	171
Change in Unrealized Appreciation (Depreciation)	(22,769)
Net Increase (Decrease) in Net Assets Resulting from Operations	20,311

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,784	74,238
Realized Net Gain (Loss)	5,296	11,296
Change in Unrealized Appreciation (Depreciation)	(22,769)	73,252
Net Increase (Decrease) in Net Assets Resulting from Operations	20,311	158,786
Distributions
Net Investment Income
Investor Shares	(4,116)	(8,287)
Admiral Shares	(33,795)	(65,484)
Realized Capital Gain[1]
Investor Shares	(1,291)	(1,883)
Admiral Shares	(10,355)	(14,150)
Total Distributions	(49,557)	(89,804)
Capital Share Transactions
Investor Shares	7,169	(6,486)
Admiral Shares	33,764	71,481
Net Increase (Decrease) from Capital Share Transactions	40,933	64,995
Total Increase (Decrease)	11,687	133,977
Net Assets
Beginning of Period	2,109,766	1,975,789
End of Period[2]	2,121,453	2,109,766

1 Includes fiscal 2018 and 2017 short-term gain distributions totaling $819,000 and $33,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.
2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $0 and $127,000.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.09	$11.69	$12.00	$12.22	$11.66	$12.57
Investment Operations
Net Investment Income	. 209[1]	.425[1]	.430	.427	.431	.433
Net Realized and Unrealized Gain (Loss)
on Investments	(. 092)	. 494	(. 289)	(.167)	. 582	(. 910)
Total from Investment Operations	.117	.919	.141	.260	1.013	(.477)
Distributions
Dividends from Net Investment Income	(. 210)	(. 422)	(. 430)	(. 427)	(. 431)	(. 433)
Distributions from Realized Capital Gains	(. 067)	(. 097)	(. 021)	(. 053)	(. 022)	—
Total Distributions	(. 277)	(. 519)	(. 451)	(. 480)	(. 453)	(. 433)
Net Asset Value, End of Period	$11.93	$12.09	$11.69	$12.00	$12.22	$11.66

Total Return[2]	0.98%	8.03%	1.06%	2.17%	8.82%	-3.83%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$239	$235	$234	$241	$246	$246
Ratio of Total Expenses to
Average Net Assets	0.18%	0.19%	0.19%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.52%	3.57%	3.50%	3.54%	3.58%	3.60%
Portfolio Turnover Rate	18%	19%	19%	25%	20%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$12.09	$11.69	$12.00	$12.22	$11.66	$12.57
Investment Operations
Net Investment Income	. 215[1]	.437[1]	.443	.436	.441	.442
Net Realized and Unrealized Gain (Loss)
on Investments	(. 092)	. 494	(. 289)	(.167)	. 582	(. 910)
Total from Investment Operations	.123	.931	.154	.269	1.023	(.468)
Distributions
Dividends from Net Investment Income	(. 216)	(. 434)	(. 443)	(. 436)	(. 441)	(. 442)
Distributions from Realized Capital Gains	(. 067)	(. 097)	(. 021)	(. 053)	(. 022)	—
Total Distributions	(. 283)	(. 531)	(. 464)	(. 489)	(. 463)	(. 442)
Net Asset Value, End of Period	$11.93	$12.09	$11.69	$12.00	$12.22	$11.66

Total Return[2]	1.03%	8.14%	1.16%	2.25%	8.91%	-3.75%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,883	$1,875	$1,742	$1,738	$1,755	$1,648
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.09%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.61%	3.67%	3.60%	3.62%	3.66%	3.68%
Portfolio Turnover Rate	18%	19%	19%	25%	20%	35%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.
1 Calculated based on average shares outstanding.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended May 31, 2018, the fund’s average investments in long and short futures contracts represented 4% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2014–2017), and for the period ended May 31, 2018, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at May 31, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and the proxy. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2018, the fund had contributed to Vanguard capital in the amount of $113,000, representing 0.01% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

New Jersey Long-Term Tax-Exempt Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of May 31, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,096,859	—
Futures Contracts—Assets[1]	167	—	—
Futures Contracts—Liabilities[1]	(154)	—	—
Total	13	2,096,859	—
1 Represents variation margin on the last day of the reporting period.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At May 31, 2018, the cost of investment securities for tax purposes was $2,042,924,000. Net unrealized appreciation of investment securities for tax purposes was $53,935,000, consisting of unrealized gains of $62,139,000 on securities that had risen in value since their purchase and $8,204,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended May 31, 2018, the fund purchased $241,765,000 of investment securities and sold $183,301,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2018, such purchases and sales were $31,695,000 and $55,790,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

New Jersey Long-Term Tax-Exempt Fund

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		May 31, 2018	November 30, 2017
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	33,069	2,764	55,947	4,708
Issued in Lieu of Cash Distributions	4,409	368	8,325	702
Redeemed	(30,309)	(2,535)	(70,758)	(5,959)
Net Increase (Decrease)—Investor Shares	7,169	597	(6,486)	(549)
Admiral Shares
Issued	126,412	10,580	247,903	20,877
Issued in Lieu of Cash Distributions	31,692	2,647	56,853	4,791
Redeemed	(124,340)	(10,404)	(233,275)	(19,704)
Net Increase (Decrease)—Admiral Shares	33,764	2,823	71,481	5,964

G. Management has determined that no events or transactions occurred subsequent to May 31, 2018, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2018
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2017	5/31/2018	Period
Based on Actual Fund Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,005.58	$0.80
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,009.82	$0.90
Admiral Shares	1,000.00	1,010.30	0.45
Based on Hypothetical 5% Yearly Return
New Jersey Municipal Money Market Fund	$1,000.00	$1,024.13	$0.81
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.03	$0.91
Admiral Shares	1,000.00	1,024.48	0.45

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Municipal Money Market Fund, 0.16%; and for the New Jersey Long-Term Tax-Exempt Fund, 0.18% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard New Jersey Municipal Money Market Fund and Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the funds’ internalized management structure was in the best interests of each fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below its peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s at-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

Benchmark Information

Spliced New Jersey Tax-Exempt Money Market Funds Average: New Jersey Tax-Exempt Money Market Funds Average through August 31, 2013; Other States Tax-Exempt Money Market Funds Average thereafter.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays NJ Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the New Jersey Long-Term Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the New Jersey Long-Term Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the New Jersey Long-Term Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the New Jersey Long-Term Tax-Exempt Fund or the owners of the New Jersey Long-Term Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the New Jersey Long-Term Tax-Exempt Fund. Investors acquire the New Jersey Long-Term Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the New Jersey Long-Term Tax-Exempt Fund. The New Jersey Long-Term Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the New Jersey Long-Term Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the New Jersey Long-Term Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the New Jersey Long-Term Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the New Jersey Long-Term Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the New Jersey Long-Term Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the New Jersey Long-Term Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR

TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT

OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE NEW JERSEY LONG-TERM TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2018 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2018, Bloomberg. All rights reserved.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 208 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1 Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings
Chris D. McIsaac

Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600
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This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.
© 2018 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q142 072018

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 20, 2018

VANGUARD NEW JERSEY TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 20, 2018

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216,
Incorporated by Reference.